Allowance for Loan Losses	12 Months Ended
Dec. 31, 2018
Allowance For Loan Losses [Abstract]
Allowance for Loan Losses
Allowance for Loan Losses
The allowance for loan losses is that amount management believes is adequate to absorb probable incurred credit losses in the loan portfolio based on management’s evaluation of various factors including the overall growth in the loan portfolio, an analysis of individual loans, prior and current loss experience, and current economic conditions. A provision for loan losses is charged to operations based on management’s periodic evaluation of these and other pertinent factors as discussed within Note 1 - Summary of Significant Accounting Policies.

Loss factors are reviewed quarterly and updated at least annually to reflect recent loan loss history and incorporate current risk and trends which may not be recognized in historical data.  The following are factors management reviews on a quarterly or annual basis.

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Historical Loss Factor: Management updated the historical loss calculation during the fourth quarter of 2018, incorporating annualized net charge-offs plus changes in specific reserves through December 31, 2018.  With the addition of 2018 historical losses, management extended the historical loss period to 108 months from 96 months. The 108 month historical loss period captures all annual periods subsequent to June 2009, the end of the most recent recession, thus encompassing the full economic cycle to date.

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Loss Emergence Period Factor: At least annually, management calculates the loss emergence period for each commercial loan segment. This loss emergence period is calculated based upon the average period of time it takes from the probable occurrence of a loss event to the credit being moved to nonaccrual. If the loss emergence period for any commercial loan segment is greater than one year, management applies additional general reserves to all performing loans within that segment of the commercial loan portfolio. The loss emergence period was last updated in the fourth quarter of 2018.

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Loss Migration Factor: Park’s commercial loans are individually risk graded. If loan downgrades occur, the probability of default increases, and accordingly, management allocates a higher percentage reserve to those accruing commercial loans graded special mention and substandard. Annually, management calculates a loss migration factor for each commercial loan segment for special mention and substandard credits based on a review of losses over the period of time a loan takes to migrate from pass-rated to impaired. The loss migration factor was last updated in the fourth quarter of 2018.

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Environmental Loss Factor: Management has identified certain macroeconomic factors that trend in accordance with losses in Park’s commercial loan portfolio. These macroeconomic factors are reviewed quarterly and the adjustments made to the environmental loss factor impacting each segment in the performing commercial loan portfolio correlate to changes in the macroeconomic environment. The environmental loss factor was increased by 0.05% during the fourth quarter of 2018 due to consideration of the current economic environment in association to the 108 month historical loss period.

The activity in the allowance for loan losses for the years ended December 31, 2018, 2017, and 2016 is summarized in the following tables.

	Year ended December 31, 2018
(In thousands)	Commercial, financial and agricultural	Commercial real estate	Construction real estate	Residential real estate	Consumer	Leases	Total
Allowance for credit losses:
Beginning balance	$15,022	$9,601	$4,430	$9,321	$11,614	$—	$49,988
Charge-offs	2,796	281	72	441	9,962	—	13,552
Recoveries	(1,221)	(272)	(712)	(844)	(4,078)	(4)	(7,131)
Net charge-offs (recoveries)	1,575	9	(640)	(403)	5,884	(4)	6,421
Provision (Recovery)	3,330	176	(607)	(993)	6,043	(4)	7,945
Ending balance	$16,777	$9,768	$4,463	$8,731	$11,773	—	$51,512

	Year ended December 31, 2017
(In thousands)	Commercial, financial and agricultural	Commercial real estate	Construction real estate	Residential real estate	Consumer	Leases	Total
Allowance for credit losses:
Beginning balance	$13,434	$10,432	$5,247	$10,958	$10,553	$—	$50,624
Charge-offs	6,017	1,798	105	1,208	10,275	—	19,403
Recoveries	(809)	(810)	(2,124)	(1,863)	(4,603)	(1)	(10,210)
Net charge-offs (recoveries)	5,208	988	(2,019)	(655)	5,672	(1)	9,193
Provision (Recovery)	6,796	157	(2,836)	(2,292)	6,733	(1)	8,557
Ending balance	$15,022	$9,601	$4,430	$9,321	$11,614	$—	$49,988

	Year ended December 31, 2016
(In thousands)	Commercial, financial and agricultural	Commercial real estate	Construction real estate	Residential real estate	Consumer	Leases	Total
Allowance for credit losses:
Beginning balance	$13,694	$9,197	$8,564	$13,514	$11,524	$1	$56,494
Charge-offs	5,786	412	1,436	3,014	10,151	—	20,799
Recoveries	(1,259)	(3,671)	(8,559)	(2,446)	(4,094)	(1)	(20,030)
Net charge-offs (recoveries)	4,527	(3,259)	(7,123)	568	6,057	(1)	769
Provision (Recovery)	4,267	(2,024)	(10,440)	(1,988)	5,086	(2)	(5,101)
Ending balance	$13,434	$10,432	$5,247	$10,958	$10,553	$—	$50,624

Loans collectively evaluated for impairment in the following tables include all performing loans at December 31, 2018 and 2017, as well as nonperforming loans internally classified as consumer loans. Nonperforming consumer loans are not typically individually evaluated for impairment, but receive a portion of the statistical allocation of the allowance for loan losses. Loans individually evaluated for impairment include all impaired loans internally classified as commercial loans at December 31, 2018 and 2017, which are evaluated for impairment in accordance with GAAP (see Note 1 - Summary of Significant Accounting Policies).
The composition of the allowance for loan losses at December 31, 2018 and 2017 was as follows:

	December 31, 2018
(In thousands)	Commercial, financial, and agricultural	Commercial real estate	Construction real estate	Residential real estate	Consumer	Leases	Total
Allowance for loan losses:
Ending allowance balance attributed to loans:
Individually evaluated for impairment	$2,169	$86	$—	$18	$—	$—	$2,273
Collectively evaluated for impairment	14,608	9,682	4,463	8,713	11,773	—	49,239
Acquired with deteriorated credit quality	—	—	—	—	—	—	—
Total ending allowance balance	$16,777	$9,768	$4,463	$8,731	$11,773	$—	$51,512

Loan balance:
Loans individually evaluated for impairment	$15,119	$28,418	$1,866	$2,732	$—	$—	$48,135
Loans collectively evaluated for impairment	1,057,520	1,251,579	245,909	1,790,637	1,292,136	2,273	5,640,054
Loans acquired with deteriorated credit quality (1)	147	3,048	499	249	—	—	3,943
Total ending loan balance	$1,072,786	$1,283,045	$248,274	$1,793,618	$1,292,136	$2,273	$5,692,132

Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment	14.35%	0.30%	—%	0.66%	—%	—%	4.72%
Loans collectively evaluated for impairment	1.38%	0.77%	1.81%	0.49%	0.91%	—%	0.87%
Loans acquired with deteriorated credit quality	—%	—%	—%	—%	—%	—%	—%
Total	1.56%	0.76%	1.80%	0.49%	0.91%	—%	0.90%

Recorded investment:
Loans individually evaluated for impairment	$15,120	$28,426	$1,866	$2,732	$—	$—	$48,144
Loans collectively evaluated for impairment	1,062,121	1,256,310	246,864	1,794,207	1,295,892	2,299	5,657,693
Loans acquired with deteriorated credit quality (1)	148	3,059	503	251	—	—	3,961
Total ending recorded investment	$1,077,389	$1,287,795	$249,233	$1,797,190	$1,295,892	$2,299	$5,709,798
 (1) Excludes loans acquired with deteriorated credit quality which are individually evaluated for impairment due to additional credit deterioration post acquisition. These loans had a balance of $475,000, a recorded investment of $475,000, and zero allowance as of December 31, 2018.

	December 31, 2017
(In thousands)	Commercial, financial, and agricultural	Commercial real estate	Construction real estate	Residential real estate	Consumer	Leases	Total
Allowance for loan losses:
Ending allowance balance attributed to loans:
Individually evaluated for impairment	$681	$2	$—	$1	$—	$—	$684
Collectively evaluated for impairment	14,341	9,599	4,430	9,320	11,614	—	49,304
Total ending allowance balance	$15,022	$9,601	$4,430	$9,321	$11,614	$—	$49,988

Loan balance:
Loans individually evaluated for impairment	$18,034	$18,131	$1,322	$19,058	$—	$—	$56,545
Loans collectively evaluated for impairment	1,035,419	1,149,476	180,148	1,706,166	1,241,736	2,993	5,315,938
Total ending loan balance	$1,053,453	$1,167,607	$181,470	$1,725,224	$1,241,736	$2,993	$5,372,483

Allowance for loan losses as a percentage of loan balance:
Loans individually evaluated for impairment	3.78%	0.01%	—%	0.01%	—%	—%	1.21%
Loans collectively evaluated for impairment	1.39%	0.84%	2.46%	0.55%	0.94%	—%	0.93%
Total	1.43%	0.82%	2.44%	0.54%	0.94%	—%	0.93%

Recorded investment:
Loans individually evaluated for impairment	$18,039	$18,142	$1,324	$19,059	$—	$—	$56,564
Loans collectively evaluated for impairment	1,039,827	1,153,748	180,693	1,709,737	1,245,544	3,029	5,332,578
Total ending recorded investment	$1,057,866	$1,171,890	$182,017	$1,728,796	$1,245,544	$3,029	$5,389,142